Income Taxes	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Income Taxes

9. Income Taxes

Components of income (loss) before income taxes

The following table presents the components of loss before income taxes by geographic region for the year ended December 31, 2025, in accordance with the updated requirements of ASU 2023-09:

December 31, 2025
US$
United States	(72,580,690)
Other jurisdictions	(102,031,086)
Total loss before income taxes	(174,611,776)

The following tables present the provision for benefit from income taxes for 2025, in accordance with the updated requirements of ASU 2023-09:

December 31, 2025
US$
Current
Other jurisdictions	228,677
Total current	228,677
Deferred
Other jurisdictions	2,112,353
Total deferred	2,112,353

Reconciliation of the differences between statutory tax rate and the effective tax rate

The Company operates in several tax jurisdictions. Therefore, its income is subject to various rates of taxation. The income tax expense differs from the amount that would have resulted from applying the Cayman Islands statutory income tax rates to the Company’s pre-tax income as follows:

	December 31, 2024	December 31, 2023
	US$	US$
Income before income tax expenses	80,786,066	173,573,472
Cayman Islands statutory income tax rate	—%	—%
Income tax calculated at statutory rate	—	—
Change in income tax expense resulting from:
Rate differences in various jurisdictions	16,757,614	34,090,755
Current period operating loss carried forward to future tax years	(5,249,400)	(1,138,719)
Temporary differences
Inventory provision	(2,112,353)	—
Impairment of property and equipment	(4,644,911)	—
Others	—	(278,065)
Valuation allowance	9,894,311	1,138,719
Income tax expense (recovery)	14,645,261	33,812,690

During the year ended December 31, 2025, the Company adopted ASU 2023-09. As a result of the adoption, the effective income tax rate for the years ended December 31, 2025 from the Cayman Islands statutory income tax rates as follows:

	For the year ended December 31, 2025
	US$	%
Provision for income taxes at Cayman statutory rate	-	0.00%
State and local income taxes, net of federal benefit	-	0.00%
Foreign tax effects:
US
Effect of rates different than statutory	(7,755,445)	4.44%
Impairment of property and equipment	(9,198,288)	5.27%
Depreciation of property and equipment	(2,219,940)	1.27%
Change in valuation allowances	20,554,534	-11.77%
Other	(1,406,930)	0.81%
Singapore
Effect of rates different than statutory	(1,993,444)	1.14%
Inventory provision	(8,950,190)	5.13%
Change in valuation allowances	13,913,520	-7.97%
Other	(684,427)	0.39%
Hong Kong
Effect of rates different than statutory	(986,753)	0.57%
Change in valuation allowances	2,513,214	-1.44%
Other	(1,444,821)	0.82%
Total tax expense (benefit) and effective tax rate	2,341,030	-1.34%

Deferred tax assets and liabilities

Deferred tax assets (liabilities), net as of December 31, 2025, 2024 and 2023 consisted of the following:

	December 31, 2025	December 31, 2024	December 31, 2023
Deferred tax assets
Net operating loss carrying forward	$21,592,465	$6,441,582	$1,192,182
Inventory provision	11,062,543	2,112,353	—
Impairment of property and equipment	13,802,454	4,644,911	—
Others	2,134,690	—	—
Total deferred tax assets	$48,592,152	$13,198,846	$1,192,182
Valuation allowance	(48,592,152)	(11,086,493)	(1,192,182)
Total deferred tax assets, net	$—	$2,112,353	$—

As of December 31, 2025, the Company had net operating loss carryforwards of $98,971,585 related to its operating entities located in Hong Kong, Singapore and the U.S. The net operating loss can be carried forward indefinitely.

As of December 31, 2024 and 2023, the Company had net operating loss carryforwards of $23,210,824 and $5,887,293, respectively, related to its operating entities located in Hong Kong and the U.S. The net operating loss can be carried forward indefinitely.

During the years ended December 31, 2025, 2024 and 2023, the movement of valuation allowance is as follows:

	December 31, 2025	December 31, 2024	December 31, 2023
Beginning	$11,086,493	$1,192,182	$53,463
Change	37,505,659	9,894,311	1,138,719
Ending	$48,592,152	$11,086,493	$1,192,182

The Company conducts a significant portion of its business activities in Hong Kong, Singapore and the U.S., and is subject to taxation in these jurisdictions. As a result of these activities, the Company’s subsidiaries file separate tax returns that are subject to examination by the respective tax authorities. As of December 31, 2025, the tax returns for the Company’s Hong Kong entities for the years 2019 through 2025 remain open for statutory examination by the Hong Kong tax authorities. The tax returns for the Company’s Singapore entities for the years 2021 through 2025 remain open for statutory examination by the Singapore tax authorities. The tax returns for the Company’s United States entities for the years 2022 through 2025 remain open for statutory examination by the United States tax authorities.

Uncertain tax positions

The Company assesses uncertain tax positions, including potential interest and penalties, based on their technical merits. The Company’s unrecognized tax benefits remained immaterial at December 31, 2025 and 2024, other than a single tax position currently under the review by the Hong Kong taxing authorities, of which the additions of related unrecognized tax benefits amounted to US$9.3 million and US$24.6 million for the tax years ended December 31, 2024 and 2023, respectively, and the balance of the unrecognized tax benefit remained unchanged in 2025. The timing of the resolution or closure of this examination remains uncertain, and the Company continues to monitor its status.

The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2025, 2024 and 2023, respectively, and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2025.

Income Taxes Paid by Jurisdiction

For the year ended December 31, 2025, the Company’s total cash paid for income taxes was $18,130,952, of which:

$17,036,616 was paid to the Hong Kong Inland Revenue Department;

$183,416 was paid to the U.S. Federal and State tax authorities; and

$910,920 was paid to other foreign jurisdictions.